Share based compensation - Share Options Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended							12 Months Ended
	Oct. 31, 2013 NOK / shares	Nov. 30, 2011 $ / shares	Nov. 30, 2011 NOK / shares	Nov. 30, 2010 $ / shares	Nov. 30, 2010 NOK / shares	Apr. 30, 2010 $ / shares	Apr. 30, 2010 NOK / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares shares	Dec. 31, 2012 NOK / shares shares	Dec. 31, 2009 $ / shares	Dec. 31, 2009 NOK / shares	Dec. 31, 2008 $ / shares	Dec. 31, 2008 NOK / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted recognized as personnel expenses								$ 8	$ 10	$ 7
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	13 months	18 years	18 years
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	25 months	36 years	36 years
Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	37 months	48 years	48 years
Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	49 months	60 years	60 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights (percentage)											25.00%	25.00%
Granted (in shares) | shares								710,000
Risk-free interest rate (in hundredths)								2.00%	2.00%
Volatility (in hundredths)								34.80%	26.10%
Dividend yield (in hundredths)								0.00%	0.00%
Expected option term								2 years	4 years
Options, exercise price range, lower range limit (in currency per share) | (per share)												NOK 202.10	$ 14.09	NOK 90.83	$ 14.09	NOK 90.83
Options, exercise price range, upper range limit (in currency per share) | (per share)											$ 224.53		$ 16.24	NOK 104.64	$ 16.24	NOK 104.64
Options, exercise price (in currency per share) | (per share)	NOK 273	$ 34.68	NOK 202.10			$ 23.13	NOK 137.40
Options granted to Americans, exercise price (in currency per share) | (per share)				$ 31.40	NOK 192.90
Options granted to non-Americans, exercise price (in currency per share) | (per share)				$ 31.06	NOK 185.20
Weighted average grant-date fair value of options granted (in USD per share) | $ / shares								$ 3.33	$ 0	$ 10.23
Unrecognized compensation costs relating to non-vested options granted under the Options Schemes								$ 2	$ 3	$ 7
Share based compensation to be recognized in expense in 2016								1
Share based compensation to be recognized in expense in 2017								1
Share based compensation to be recognized in expense in 2018 (less than)								$ 1
Options, weighted average remaining contractual life (in months)								22 months	21 months
Options, weighted average fair value (in USD per share) | $ / shares								$ 6.06	$ 7.97
Option holder retirement rate (in hundredths)								0.00%	0.00%
Total intrinsic value of options exercised									$ 9	$ 17
Intrinsic value of options fully vested but not exercised								$ 0
Average remaining term of options fully vested but not exercised								22 months
Stock Options | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights (percentage)	25.00%	25.00%	25.00%	20.00%	20.00%	33.33%	33.33%								33.33%	33.33%
Stock Options | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights (percentage)	25.00%	25.00%	25.00%			33.33%	33.33%
Stock Options | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights (percentage)	25.00%	25.00%	25.00%
Stock Options | Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights (percentage)	25.00%	25.00%	25.00%
Seadrill Scheme | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares									0	270,000
Vesting of options granted (in hundredths)								100.00%
Options outstanding (in shares) | shares								2,015,171	2,241,116	2,838,758	3,875,891	3,875,891
Seadrill Scheme | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								1 year
Seadrill Scheme | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								5 years
2011 Program | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (in hundredths)								1.60%
Volatility (in hundredths)								34.80%
Dividend yield (in hundredths)								0.00%
Expected option term								3 years 6 months